Investments in Finance Leases	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Investments in Finance Leases

4.	Investments in Finance Leases

At December 31, 2016, net investments in finance leases consisted of the following:

Minimum rents receivable	$970,258
Estimated unguaranteed residual value	68,002
Unearned income	(111,509)

$926,751

Computer Equipment

On October 6, 2016, the Partnership funded a lease facility of $680,020 for Apple computers to a private school in New York City. The finance lease requires 36 monthly payments of $17,402. The lessee made a down payment of $102,002 and the remainder amount was funded by the Partnership. The lease is secured by ownership of the equipment.

Furniture and Kitchen Equipment

On October 21, 2016, the Partnership funded a finance lease of $357,020 for an assortment of school furniture and kitchen equipment to a public charter school in New Jersey. The finance lease requires 36 monthly payments of $11,647 with the first and last payments due in advance. The lease is secured by a first position lien against the equipment.

SQN AIF V GP, LLC [Member]
Investments in Finance Leases

4. Investments in Finance Leases

At December 31, 2016, net investments in finance leases consisted of the following:

Minimum rents receivable	$970,258
Estimated unguaranteed residual value	68,002
Unearned income	(111,509)

$926,751

Computer Equipment

On October 6, 2016, the Managed Fund funded a lease facility of $680,020 for Apple computers to a private school in New York City. The finance lease requires 36 monthly payments of $17,402. The lessee made a down payment of $102,002 and the remainder amount was funded by the Managed Fund. The lease is secured by ownership of the equipment.

Furniture and Kitchen Equipment

On October 21, 2016, the Managed Fund funded a finance lease of $357,020 for an assortment of school furniture and kitchen equipment to a public charter school in New Jersey. The finance lease requires 36 monthly payments of $11,647 with the first and last payments due in advance. The lease is secured by a first position lien against the equipment.